ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Accounts receivable and other current assets [Abstract]
Accounts Receivable and Other Current Assets	Accounts Receivable and Other Current Assets

	As at December 31, 2025	As at December 31, 2024
Accounts receivable
Amounts due from concentrate sales	$250	$204
Other receivables	541	559
	$791	$763
Other current assets
Value added taxes recoverable[1]	199	340
Prepaid expenses	192	150
Kibali JV Receivable[2]	133	260
Other[3]	128	103
	$652	$853
[1]Primarily includes VAT and fuel tax recoverables of $43 million in Zambia, $62 million in Mali, $nil in Côte d’Ivoire, $39 million in Tanzania,
$33 million in Argentina, $nil in Peru, and $16 million in the Dominican Republic (Dec. 31, 2024: $63 million, $100 million, $52 million, $41 million, $33 million, $23 million and $12 million, respectively).
[2]Refer to note 16 for further details.
[3]2025 and 2024 balances include $50 million asset reflecting the final settlement of Zambian tax matters.